Consolidated statement of cash flows - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Profit for the year	£ 1,454	£ 3,337	£ 3,144
Taxation	589	898	596
Share of after tax results of associates and joint ventures	(282)	(312)	(309)
Net finance charges	353	263	260
Non-operating items	23	(144)	0
Operating profit/(loss)	2,137	4,042	3,691
Increase in inventories	(366)	(434)	(271)
Decrease/(increase) in trade and other receivables	523	11	(202)
(Decrease)/increase in trade and other payables and provisions	(485)	201	314
Net increase in working capital	(328)	(222)	(159)
Depreciation, amortisation and impairment	1,839	374	493
Dividends received	4	168	159
Post employment payments less amounts included in operating profit	(109)	(121)	(108)
Other items	(14)	64	10
Adjustments to reconcile profit (loss), Total	1,720	485	554
Cash generated from operations	3,529	4,305	4,086
Interest received	185	216	167
Interest paid	(493)	(468)	(418)
Taxation paid	(901)	(805)	(751)
Interest and income taxes paid (received), classified as operating activities	(1,209)	(1,057)	(1,002)
Net cash inflow from operating activities	2,320	3,248	3,084
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	14	32	40
Purchase of property, plant and equipment and computer software	(700)	(671)	(584)
Movements in loans and other investments	0	(1)	(17)
Sale of businesses and brands	11	426	4
Acquisition of businesses	(130)	(56)	(594)
Net cash outflow from investing activities	(805)	(270)	(1,151)
Cash flows from financing activities
Share buyback programme	(1,282)	(2,775)	(1,507)
Proceeds from issue of share capital	1	1	1
Net sale of own shares for share schemes	54	50	8
Dividends paid to non-controlling interests	(111)	(112)	(80)
Purchase of shares of non-controlling interests	(62)	(784)	0
Rights issue proceeds from non-controlling interests	0	0	26
Proceeds from bonds	5,188	2,766	2,612
Repayment of bonds	(820)	(1,168)	(1,571)
Net movements in other borrowings	(285)	721	(26)
Equity dividends paid	(1,646)	(1,623)	(1,581)
Net cash inflow/(outflow) from financing activities	1,037	(2,924)	(2,118)
Net increase/(decrease) in net cash and cash equivalents	2,552	54	(185)
Exchange differences	(120)	(26)	(39)
Net cash and cash equivalents at beginning of the year	721	693	917
Net cash and cash equivalents at end of the year	3,153	721	693
Net cash and cash equivalents consist of:
Cash and cash equivalents	3,323	932	874
Bank overdrafts	£ (170)	£ (211)	£ (181)